Earnings per share	12 Months Ended
Dec. 31, 2021
Earnings per share [Abstract]
Earnings per share
Note 7.    Earnings per share

Diluted earnings per share are computed in accordance with accounting principles described in note 1.

Reconciliation between earnings per share before dilution and diluted earnings per share is as follows:

(In millions of €, except per share data)	December 31, 2021	December 31, 2020	December 31, 2019
Net profit (loss) attributable to Technip Energies	244.6	206.8	146.3
Weighted average number of ordinary shares outstanding	178,573,624	179,813,880	179,813,880
Effect of dilutive instruments	1,755,214	—	—
Weighted average number of diluted shares outstanding	180,328,838	179,813,880	179,813,880

Earnings (loss) per share attributable to Technip Energies
Basic earnings (loss) per share attributable to Technip Energies	€1.37	€1.15	€0.81
Diluted earnings (loss) per share attributable to Technip Energies	€1.36	€1.15	€0.81

For December 31, 2020 and 2019, Earnings per share has been calculated for indicative purposes using 179,813,880, shares which was the number of shares outstanding on February 16, 2021, the day on which 50.1% of the shares of the Group were distributed to the shareholders of TechnipFMC. The Group was previously wholly owned by TechnipFMC.

Diluted earning (loss) per share is determined by dividing net profit (loss) attributable to Technip Energies by the combination of the weighted average number of ordinary shares outstanding during the period and the dilutive effect of performance shares. Stock options which are “out of the money” are not dilutive.

In 2021, the average annual share price amounted to €12.23 and the closing price to €12.82.